Business combinations (Details) - CAD ($) $ in Thousands	Jun. 16, 2025	Mar. 11, 2025
Business combinations
Inventory	$ 259	$ 124
Property and equipment	24	81
Right of use asset	316	80
Customer lists	695	259
Goodwill	603	460
Current portion of lease obligation	(56)	(56)
Lease obligation	(260)	(24)
Net assets acquired	1,581	924
Cash paid	1,500	542
Acquisition Payable	81	382
Purchase consideration	$ 1,581	$ 924